18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details 4) - BRL (R$) R$ in Thousands			12 Months Ended
		Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
P&L
Total Profit (loss)		R$ 1,000,000	R$ 2,244,511	R$ 5,200,583	R$ 111,229
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member]
P&L
Sales			1,122,303	1,278,751	880,145
Purchases			(1,958,958)	(1,418,282)	(1,176,930)
Financial income (expenses), net			79,228	48,796	61,549
Exchange rate variations, net			(147,357)	13,611
Total Profit (loss)			(904,253)	(77,124)	(235,236)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Arvedi Metalfer do Brasil S.A. [Member]
P&L
Sales			75,630	100,608	2,660
Financial income (expenses), net			479	234	1,998
Total Profit (loss)			76,109	100,842	4,658
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Banco Fibra [Member]
P&L
Financial income (expenses), net	[1]		20,499	14,651	6,290
Exchange rate variations, net	[1]		3,586	13,611
Total Profit (loss)	[1]		24,085	28,262	6,290
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Usiminas [Member]
P&L
Purchases			(479,868)	(382)	(427)
Exchange rate variations, net			(136,004)
Total Profit (loss)			(630,538)	(382)	(427)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Panatlantica [Member]
P&L
Sales	[2]		1,043,382	1,174,984	872,047
Purchases	[2]		(100,482)	(94,515)	(43,949)
Total Profit (loss)	[2]		942,900	1,080,469	828,098
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Vicunha Acos S.A [Member]
P&L
Sales			202
Purchases			(321)
Total Profit (loss)			(119)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Other Related Parties [Member]
P&L
Sales			3,620	2,745
Purchases			(14,004)	(11,190)
Total Profit (loss)			(10,384)	(8,445)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Total Other Related Parties [Member]
P&L
Sales			1,047,204	1,177,729	874,881
Purchases			(594,675)	(110,588)	(51,702)
Financial income (expenses), net			20,499	14,651	6,290
Exchange rate variations, net			(132,418)	13,611
Total Profit (loss)			340,610	1,095,403	829,469
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Ibis Participacoes e Servicos [Member]
P&L
Purchases				(4,501)	(5,915)
Total Profit (loss)				(4,501)	(5,915)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Fundacao CSN [Member]
P&L
Sales					13
Purchases					(1,118)
Total Profit (loss)					(1,105)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Partfib Projetos Imobiliarios [Member]
P&L
Sales					2,821
Total Profit (loss)					2,821
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Vicunha Imoveis Ltda. [Member]
P&L
Purchases					(232)
Total Profit (loss)					(232)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Vicunha Servicos Ltda. [Member]
P&L
Purchases					(61)
Total Profit (loss)					(61)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Ita Energetica S.A. [Member]
P&L
Purchases			(57,285)		(32,275)
Total Profit (loss)			(57,285)		(32,275)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | MRS Logistica S.A. [Member]
P&L
Purchases			(1,068,563)	(1,111,695)	(934,279)
Financial income (expenses), net				(16,092)
Exchange rate variations, net			(14,939)
Total Profit (loss)			(1,083,502)	(1,127,787)	(934,279)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | CBSI - Companhia Brasileira de Servicos e Infraestrutura [Member]
P&L
Sales				47	55
Purchases			(231,141)	(180,332)	(150,758)
Total Profit (loss)			(231,141)	(180,285)	(150,703)
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Transnordestina Logistica S.A [Member]
P&L
Sales	[3]			367	2,549
Purchases	[3]		(7,294)	(15,667)	(7,916)
Financial income (expenses), net	[3]		58,250	50,003	53,261
Total Profit (loss)	[3]		50,956	34,703	47,894
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Joint-venture and Joint-operation [Member]
P&L
Sales				414	2,604
Purchases			(1,364,283)	(1,307,694)	(1,125,228)
Financial income (expenses), net			58,250	33,911	53,261
Exchange rate variations, net			(14,939)
Total Profit (loss)			R$ (1,320,972)	R$ (1,273,369)	R$ (1,069,363)

[1]	Banco Fibra S.A: Assets: Refers mainly to Eurobond from Fibra Bank with maturity in February 2028.
[2]	Panatlantica: Receivables from the sale of steel products.
[3]	Transnordestina Logistica S.A: Assets: Refers mainly to loan agreements in R$: average rate interest from 125% to 130% of the CDI. As of December 31, 2019, the loans amounted to R$844,426 (R$706,605 as of December 31, 2018).